CONSOLIDATED BALANCE SHEETS	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 2,803,896,483	¥ 18,242,991,687	$ 2,833,358,629	¥ 18,434,681,251
Restricted cash	268,785,090	1,748,796,431		1,744,490,307
Short-term investments	4,323,492,324	28,129,938,110		14,112,862,288
Accounts receivable, net	700,713,570	4,559,052,701		4,624,818,322
Due from related parties	57,448,327	373,776,048		787,603,986
Prepayments and other current assets	948,659,787	6,172,265,172		6,206,985,686
Total current assets	9,102,995,581	59,226,820,149		45,911,441,840
Long-term deposits and prepayments	129,093,380	839,920,256		1,147,279,197
Long-term loan receivable	2,920,247	19,000,000		215,673,057
Long-term receivables due from related parties	33,560,296	218,353,359		599,913,241
Land use rights	14,871,949	96,761,364		99,544,772
Property, equipment and software	863,086,613	5,615,500,429		5,591,960,081
Investments	3,930,618,826	25,573,785,268		20,532,822,365
Goodwill	8,644,859,796	56,246,051,292		56,015,185,590
Intangible assets	2,113,384,861	13,750,315,921		13,924,769,931
Deferred tax assets	71,003,377	461,969,275		375,311,594
Total assets	24,906,394,926	162,048,477,313		144,413,901,668
Current liabilities:
Short-term debt and current portion of long-term debt	2,507,766,699	16,316,282,473		6,887,309,589
Accounts payable	1,146,458,548	7,459,203,252		7,278,791,082
Due to related parties	64,322,406	418,500,869		837,421,345
Salary and welfare payable	532,513,421	3,464,692,073		2,508,430,757
Taxes payable	142,548,467	927,463,089		1,084,241,429
Advances from customers	1,209,217,609	7,867,532,529		8,190,840,057
Accrued liability for customer reward program	93,697,131	609,621,643		658,170,680
Other payables and accruals	783,338,681	5,096,636,473		2,849,821,247
Total current liabilities	6,479,862,962	42,159,932,401		30,295,026,186
Deferred tax liabilities	591,340,739	3,847,440,251		3,607,882,808
Long-term Debt	4,491,070,926	29,220,254,767		34,650,673,553
Other long-term Liabilities	53,459,031	347,820,491		339,566,619
Total liabilities	11,615,733,658	75,575,447,910		68,893,149,166
Commitments and contingencies (Note 20)
Shareholders' equity
Share capital (US$0.01 par value; 175,000,000 shares authorized, issued shares as of December 31, 2016 and 2017: 67,402,721 and 70,529,793; outstanding shares as of December 31, 2016 and 2017: 64,155,412 and 67,600,654 )	795,122	5,173,301		4,960,354
Additional paid-in capital	10,964,926,000	71,341,098,032		65,819,998,701
Statutory reserves	58,961,865	383,623,583		237,495,820
Accumulated other comprehensive income	980,479,976	6,379,296,866		1,010,373,732
Retained earnings	1,336,465,025	8,695,442,393		6,699,580,613
Less: Treasury stock (3,247,309 and 2,929,139 shares as of December 31, 2016 and 2017, respectively.)	(324,427,189)	(2,110,820,623)		(2,235,574,510)
Total Ctrip.com International, Ltd. shareholders' equity	13,017,200,799	84,693,813,552		71,536,834,710
Non-controlling interests	273,460,469	1,779,215,851		3,983,917,792
Total shareholders' equity	13,290,661,268	86,473,029,403		75,520,752,502
Total liabilities and shareholders' equity	$ 24,906,394,926	¥ 162,048,477,313		¥ 144,413,901,668